CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Unallocated Common Shares Held By ESOP [Member]	Unearned Restricted Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ 130,517	$ 106	$ 94,612	$ (5,568)	$ (38)	$ 42,080	$ (675)
Balance (in shares) at Dec. 31, 2011		10,576,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	3,206					1,118	2,088
Cash dividends declared ($0.12 per share)	(1,171)					(1,171)
Restricted shares activity	(2,238)		0		(2,226)	(12)
Equity incentive plan compensation	189		135		54
Allocation of ESOP shares	543		63	480
Tax benefit from share-based compensation	4		4
Stock Options exercised, shares		1,796
Stock options exercised	10		(4)			14
Common shares repurchased, Shares		(465,788)
Common shares repurchased	(5,301)	(5)				(5,296)
Balance at Dec. 31, 2012	125,759	101	94,810	(5,088)	(2,210)	36,733	1,413
Balance (in shares) at Dec. 31, 2012		10,112,310
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(3,116)					(855)	(2,261)
Acquisition of Newport Federal Savings Bank, Shares		2,683,099
Acquisition of Newport Federal Savings Bank	30,105	27	30,078
Cash dividends declared ($0.12 per share)	(1,227)					(1,227)
Restricted shares activity	0		5		(5)	0
Equity incentive plan compensation	757		293		464
Allocation of ESOP shares	559		79	480
Tax benefit from share-based compensation	9		9
Stock Options exercised, shares	11,388	11,388
Stock options exercised	94		94			0
Common shares repurchased, Shares		(8,336)
Common shares repurchased	(98)	0	(91)			(7)
Balance at Dec. 31, 2013	152,842	128	125,277	(4,608)	(1,751)	34,644	(848)
Balance (in shares) at Dec. 31, 2013		12,798,461
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	5,354					4,411	943
Cash dividends declared ($0.12 per share)	(1,475)					(1,475)
Equity incentive plan compensation	746		307		439
Allocation of ESOP shares	552		72	480
Tax benefit from share-based compensation	4		4
Stock Options exercised, shares	52,406	52,406
Stock options exercised	557		557			0
Common shares repurchased, Shares		(74,441)
Common shares repurchased	(841)	0	(758)			(83)
Balance at Dec. 31, 2014	$ 157,739	$ 128	$ 125,459	$ (4,128)	$ (1,312)	$ 37,497	$ 95
Balance (in shares) at Dec. 31, 2014		12,776,426